Description of Plan (Tables) - EBP-001	Dec. 31, 2025
Less Than 2 Years
EBP, Description of Plan [Line Items]
Company Matching Contributions Vesting Percentage	0.00%
2 or more years
EBP, Description of Plan [Line Items]
Company Matching Contributions Vesting Percentage	100.00%